Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,173,418,193.47	36,914		54.4 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,160,000.00	2.038%		July 15, 2023
Class A-2a Notes	$271,020,000.00	3.44%		February 15, 2025
Class A-2b Notes	$100,000,000.00	5.78851%	*	February 15, 2025
Class A-3 Notes	$321,020,000.00	3.74%		September 15, 2026
Class A-4 Notes	$104,800,000.00	3.93%		August 15, 2027
Class B Notes	$31,580,000.00	4.51%		October 15, 2027
Class C Notes	$21,050,000.00	4.85%		December 15, 2029
Total	$1,052,630,000.00
		* 30-day average SOFR + 0.60%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,695,477.11

Principal:
Principal Collections	$18,772,787.49
Prepayments in Full	$9,514,247.34
Liquidation Proceeds	$224,496.75
Recoveries	$87,250.88
Sub Total	$28,598,782.46
Collections	$30,294,259.57

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,294,259.57

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,294,259.57
Servicing Fee	$583,466.51	$583,466.51	$0.00	$0.00	$29,710,793.06
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,710,793.06
Interest - Class A-2a Notes	$259,943.81	$259,943.81	$0.00	$0.00	$29,450,849.25
Interest - Class A-2b Notes	$166,773.46	$166,773.46	$0.00	$0.00	$29,284,075.79
Interest - Class A-3 Notes	$1,000,512.33	$1,000,512.33	$0.00	$0.00	$28,283,563.46
Interest - Class A-4 Notes	$343,220.00	$343,220.00	$0.00	$0.00	$27,940,343.46
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,940,343.46
Interest - Class B Notes	$118,688.17	$118,688.17	$0.00	$0.00	$27,821,655.29
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,821,655.29
Interest - Class C Notes	$85,077.08	$85,077.08	$0.00	$0.00	$27,736,578.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,736,578.21
Regular Principal Payment	$25,345,277.93	$25,345,277.93	$0.00	$0.00	$2,391,300.28
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,391,300.28
Residual Released to Depositor	$0.00	$2,391,300.28	$0.00	$0.00	$0.00
Total		$30,294,259.57

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,345,277.93
Total					$25,345,277.93

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,514,034.89	$68.31	$259,943.81	$0.96	$18,773,978.70	$69.27
Class A-2b Notes	$6,831,243.04	$68.31	$166,773.46	$1.67	$6,998,016.50	$69.98
Class A-3 Notes	$0.00	$0.00	$1,000,512.33	$3.12	$1,000,512.33	$3.12
Class A-4 Notes	$0.00	$0.00	$343,220.00	$3.28	$343,220.00	$3.28
Class B Notes	$0.00	$0.00	$118,688.17	$3.76	$118,688.17	$3.76
Class C Notes	$0.00	$0.00	$85,077.08	$4.04	$85,077.08	$4.04
Total	$25,345,277.93	$24.08	$1,974,214.85	$1.88	$27,319,492.78	$25.96

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$90,678,074.46	0.3345807	$72,164,039.57	0.2662683
Class A-2b Notes	$33,458,074.86	0.3345807	$26,626,831.82	0.2662683
Class A-3 Notes	$321,020,000.00	1.0000000	$321,020,000.00	1.0000000
Class A-4 Notes	$104,800,000.00	1.0000000	$104,800,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$602,586,149.32	0.5724577	$577,240,871.39	0.5483797

Pool Information
Weighted Average APR	2.880%	2.883%
Weighted Average Remaining Term	42.94	42.13
Number of Receivables Outstanding	27,582	26,911
Pool Balance	$700,159,816.65	$671,262,996.76
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$631,509,601.69	$605,730,871.46
Pool Factor	0.5966840	0.5720578

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,579.30
Yield Supplement Overcollateralization Amount	$65,532,125.30
Targeted Overcollateralization Amount	$94,022,125.37
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$94,022,125.37

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,579.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,579.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,579.30

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$385,288.31
(Recoveries)		19	$87,250.88
Net Loss for Current Collection Period			$298,037.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5108%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0576%
Second Prior Collection Period			0.2537%
Prior Collection Period			0.5985%
Current Collection Period			0.5216%
Four Month Average (Current and Prior Three Collection Periods)			0.3579%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		578	$2,188,122.89
(Cumulative Recoveries)			$239,667.33
Cumulative Net Loss for All Collection Periods			$1,948,455.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1660%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,785.68
Average Net Loss for Receivables that have experienced a Realized Loss			$3,371.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.89%	177	$5,951,250.01
61-90 Days Delinquent	0.18%	37	$1,231,171.87
91-120 Days Delinquent	0.03%	6	$202,517.44
Over 120 Days Delinquent	0.01%	4	$100,655.36
Total Delinquent Receivables	1.12%	224	$7,485,594.68

Repossession Inventory:
Repossessed in the Current Collection Period		10	$327,937.61
Total Repossessed Inventory		18	$660,331.17

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1099%
Prior Collection Period			0.1668%
Current Collection Period			0.1746%
Three Month Average			0.1504%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2286%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	73	$2,516,811.81
2 Months Extended	113	$3,929,610.25
3+ Months Extended	11	$394,005.75

Total Receivables Extended	197	$6,840,427.81
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer